Accounts receivable	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts receivable
6. Accounts receivable:

	December 31,
	2024	2023
Customer trade receivables	$52,058	$83,175
Holdback receivable	10,737	—
Other receivables	6,347	6,709
Income tax receivable	613	1,369
Due from related parties (note 20)	7,523	1,671
Allowance for credit losses	(4,224)	(4,847)
	$73,054	$88,077
In 2022, a holdback receivable was recorded as part of the sale of the Company's interest in Cummins Westport Inc. to Cummins Inc. ("Cummins"). The holdback will be retained by Cummins for a term of three years to satisfy any extended warranty obligations in excess of the recorded extended warranty obligation. Any unused amounts will be repaid to the Company at the end of three years term and, in the event that the holdback is not sufficient to cover the extended warranty obligations, the Company may also be required to supplement this holdback amount to cover valid extended warranty claims. In March 2025, the Company collected $11,365 from Cummins related to the holdback receivable, including interest accrued.